UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

SunAmerica International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.7%
Australia — 3.8%

Telstra Corp., Ltd.	435,216	$1,601,776
Wesfarmers, Ltd.	51,289	1,559,716

		3,161,492

Bermuda — 0.0%

Peace Mark Holdings, Ltd.†(1)(2)	800,000	0

Brazil — 3.8%

BB Seguridade Participacoes SA	178,374	1,550,983
JBS SA	454,661	1,592,508

		3,143,491

Cayman Islands — 1.8%

Zhen Ding Technology Holding, Ltd.	777,000	1,538,136

China — 3.7%

China Galaxy Securities Co., Ltd.	1,735,000	1,563,950
China Vanke Co., Ltd.†	659,800	1,506,024

		3,069,974

France — 18.5%

Carrefour SA	65,485	1,577,872
Casino Guichard Perrachon SA	35,084	1,683,693
Cie de Saint-Gobain	39,304	1,830,979
Engie SA†	110,835	1,414,046
Orange SA	111,761	1,698,209
Sanofi	22,435	1,816,087
Schneider Electric SE	24,390	1,697,318
Technip SA	29,824	2,128,844
Vivendi SA	85,407	1,623,211

		15,470,259

Germany — 8.7%

Deutsche Post AG	54,561	1,793,941
K+S AG	85,644	2,045,576
METRO AG	56,917	1,892,374
ProSiebenSat.1 Media SE	39,860	1,536,106

		7,267,997

Japan — 12.0%

Bridgestone Corp.	46,800	1,687,403
Canon, Inc.	59,600	1,680,274
Fuji Heavy Industries, Ltd.	44,400	1,812,849
Japan Airlines Co., Ltd.	56,200	1,642,122
Japan Tobacco, Inc.	43,400	1,427,419
Mixi, Inc.	47,300	1,728,094

		9,978,161

Mexico — 2.2%

America Movil SAB de CV, Series L	2,969,054	1,864,821

Netherlands — 2.4%

Randstad Holding NV	37,309	2,023,755

Russia — 2.2%

MMC Norilsk Nickel PJSC ADR	110,895	1,876,343

South Africa — 2.0%

MTN Group, Ltd.	185,824	1,707,139

South Korea — 1.4%

Korea Electric Power Corp.†	31,658	1,154,607

Spain — 3.8%

ACS Actividades de Construccion y Servicios SA	57,118	1,804,961
Distribuidora Internacional de Alimentacion SA	271,358	1,332,535

		3,137,496

Sweden — 3.8%

Skanska AB, Class B	74,161	1,750,931
Telefonaktiebolaget LM Ericsson, Class B	247,954	1,456,055

		3,206,986

Switzerland — 4.3%

Adecco Group AG	30,526	1,997,995
Roche Holding AG	6,814	1,556,453

		3,554,448

Taiwan — 7.5%

Catcher Technology Co., Ltd.	202,000	1,403,953
Foxconn Technology Co., Ltd.	6,013	15,915
Hon Hai Precision Industry Co., Ltd.	676,000	1,766,086
MediaTek, Inc.	218,500	1,467,785
Novatek Microelectronics Corp.†	474,000	1,566,322

		6,220,061

Thailand — 1.8%

Advanced Info Service PCL	367,600	1,508,976

Turkey — 2.1%

Tupras Turkiye Petrol Rafinerileri AS	87,369	1,752,632

United Kingdom — 13.9%

AstraZeneca PLC	25,713	1,406,186
BAE Systems PLC	253,457	1,847,611
ITV PLC	712,042	1,811,202
Marks & Spencer Group PLC	414,525	1,788,012
Next PLC	27,570	1,693,087
Persimmon PLC	72,328	1,583,073
Unilever PLC	36,607	1,485,394

		11,614,565

Total Long-Term Investment Securities (cost $84,510,121)		83,251,339

Repurchase Agreements — 0.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $193,000)	$193,000	193,000

TOTAL INVESTMENTS — (cost $84,703,121) (4)	100.0%	83,444,339
Other assets less liabilities	0.0	33,643

NET ASSETS —	100.0%	$83,477,982

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At December 31, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Industry Allocation*
Food-Retail	9.7%
Cellular Telecom	6.0
Medical-Drugs	5.8
Human Resources	4.8
Building-Heavy Construction	4.3
Television	4.0
Telephone-Integrated	3.9
Electric-Integrated	3.1
Oil-Field Services	2.6
Chemicals-Diversified	2.5
Metal-Diversified	2.2
Aerospace/Defense	2.2
Building & Construction Products-Misc.	2.2
Auto-Cars/Light Trucks	2.2
Transport-Services	2.1
Retail-Major Department Stores	2.1
Electronic Components-Misc.	2.1
Oil Refining & Marketing	2.1
Internet Content-Information/News	2.1
Power Converter/Supply Equipment	2.0
Retail-Apparel/Shoe	2.0
Rubber-Tires	2.0
Office Automation & Equipment	2.0
Airlines	2.0
Multimedia	1.9
Food-Meat Products	1.9
Building-Residential/Commercial	1.9
Semiconductor Components-Integrated Circuits	1.9
Diversified Financial Services	1.9
Insurance-Multi-line	1.9
Circuit Boards	1.8
Real Estate Operations & Development	1.8
Cosmetics & Toiletries	1.8
Electronic Components-Semiconductors	1.8
Networking Products	1.7
Tobacco	1.7
Metal Processors & Fabrication	1.7
Repurchase Agreements	0.3

100.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Funds’s net assets as of December 31, 2016 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$—	$—	$0	$0
Other Countries	83,251,339	—	—	83,251,339
Repurchase Agreements	—	193,000	—	193,000

Total Investments at Value	$83,251,339	$193,000	$0	$83,444,339

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $73,293,758 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica Japan Fund

PORTFOLIO OF INVESTMENTS — December 31, 2016 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.7%
Aerospace/Defense-Equipment — 1.0%

IHI Corp.†	108,262	$281,597

Airlines — 0.5%

Japan Airlines Co., Ltd.	4,745	138,645

Audio/Video Products — 2.6%

Alpine Electronics, Inc.	21,795	284,011
Panasonic Corp.	47,564	484,084

		768,095

Auto-Cars/Light Trucks — 1.8%

Mitsubishi Motors Corp.	27,430	156,307
Suzuki Motor Corp.	10,614	373,613

		529,920

Auto-Heavy Duty Trucks — 4.3%

Hino Motors, Ltd.	123,297	1,255,388

Auto/Truck Parts & Equipment-Original — 7.5%

NGK Insulators, Ltd.	59,779	1,159,521
NGK Spark Plug Co., Ltd.	32,930	731,997
Toyota Industries Corp.	5,892	280,799

		2,172,317

Building-Maintenance & Services — 2.0%

Kyoritsu Maintenance Co., Ltd.†	9,853	574,108

Building-Residential/Commercial — 4.0%

Daiwa House Industry Co., Ltd.	21,176	579,067
Sekisui House, Ltd.	35,400	589,268

		1,168,335

Chemicals-Diversified — 2.4%

DIC Corp.	9,485	288,101
Sumitomo Chemical Co., Ltd.	89,162	424,163

		712,264

Chemicals-Specialty — 3.3%

Daicel Corp.	26,100	288,077
Toray Industries, Inc.	83,000	671,954

		960,031

Collectibles — 0.5%

Sanrio Co., Ltd.	8,274	156,171

Computer Services — 3.2%

SCSK Corp.†	26,377	923,054

Computers-Integrated Systems — 2.7%

Fujitsu, Ltd.	98,633	548,125
Otsuka Corp.	4,990	233,116

		781,241

Consulting Services — 0.7%

FreakOut Holdings, Inc.†	6,489	189,326

Cosmetics & Toiletries — 4.6%

Kao Corp.	14,019	664,635
Kose Corp.†	8,075	670,873

		1,335,508

Diversified Banking Institutions — 3.9%

Mitsubishi UFJ Financial Group, Inc.	182,571	1,125,028

Electronic Components-Misc. — 4.0%

Alps Electric Co., Ltd.	16,408	396,740
Hitachi Maxell, Ltd.	20,605	351,894
Minebea Co., Ltd.	43,796	410,699

		1,159,333

Electronic Connectors — 2.1%

Japan Aviation Electronics Industry, Ltd.	43,505	612,699

Engineering/R&D Services — 1.0%

JGC Corp.	16,492	299,713

Entertainment Software — 5.3%

Nexon Co., Ltd.	65,011	942,277
Square Enix Holdings Co., Ltd.	23,530	604,985

		1,547,262

Finance-Credit Card — 1.5%

AEON Financial Service Co., Ltd.	24,800	440,724

Food-Confectionery — 2.8%

Ezaki Glico Co., Ltd.†	17,572	823,911

Import/Export — 1.5%

ITOCHU Corp.	32,925	437,216

Insurance-Property/Casualty — 2.7%

Tokio Marine Holdings, Inc.	19,297	791,858

Investment Management/Advisor Services — 2.1%

Matsui Securities Co., Ltd.†	69,626	599,901

Machinery-Electrical — 3.5%

SMC Corp.	4,225	1,008,758

Medical-Drugs — 1.0%
Ono Pharmaceutical Co., Ltd.	13,500	295,181

Miscellaneous Manufacturing — 0.0%

Peace Mark Holdings, Ltd.†(1)(2)	8,000	0

Oil Companies-Exploration & Production — 1.8%

Inpex Corp.	50,832	509,299

Photo Equipment & Supplies — 2.0%

FUJIFILM Holdings Corp.	15,617	592,611

Real Estate Operations & Development — 1.8%

Leopalace21 Corp.†	92,039	508,725

Retail-Drug Store — 2.6%

Matsumotokiyoshi Holdings Co., Ltd.	15,170	747,630

Rubber & Vinyl — 1.3%

JSR Corp.	23,306	367,512

Rubber-Tires — 4.5%

Toyo Tire & Rubber Co., Ltd.	105,590	1,314,511

Steel-Producers — 0.7%

JFE Holdings, Inc.	13,947	212,412

Telephone-Integrated — 4.1%

Nippon Telegraph & Telephone Corp.	28,668	1,204,853

Television — 5.2%

Nippon Television Holdings, Inc.	83,461	1,515,330

Transport-Marine — 0.9%

Nippon Yusen KK	142,222	264,061

Travel Services — 1.3%

HIS Co., Ltd.	14,476	380,866

Total Long-Term Investment Securities (cost $28,163,729)		28,705,394

REPURCHASE AGREEMENTS — 0.6%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/30/2016, to be repurchased 01/03/2017 in the amount $165,000 collateralized by $170,000 of United States Treasury Notes, bearing interest at 2.13% due 09/30/2021 and having an approximate value of $172,090 (cost $165,000)	$165,000	165,000

TOTAL INVESTMENTS (cost $28,328,729) (3)	99.3%	28,870,394
Other assets less liabilities	0.7	214,299

NET ASSETS	100.0%	$29,084,693

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(2)	Illiquid security. At December 31, 2016, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 3 for cost of investments on a tax basis.

Country Allocation*
Japan	98.7%
United States	0.6

99.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Miscellaneous Manufacturing	$—	$—	$0	$—
Other Industries	28,705,394	—	—	28,705,394
Repurchase Agreements	—	165,000	—	165,000

Total Investments at Value	$28,705,394	$165,000	$0	$28,870,394

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $22,145,917 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – December 31, 2016—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of December 31, 2016, is reported on a schedule following the portfolio of investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1.

However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of December 31, 2016, the repurchase agreements held by the Funds are subject to master netting agreements. See the Portfolio of Investments for more information about a Fund’s holdings in repurchase agreements.

Note 2. Repurchase Agreements

As of December 31, 2016, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
International Dividend Strategy	0.07%	$193,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

State Street Bank & Trust Co., dated December 30, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $272,814,000, a repurchase price of $272,814,303, and a maturity date of January 3, 2017. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	06/30/2018	$85,370,000	$86,324,010
U.S. Treasury Notes	2.38	06/30/2018	85,000,000	87,593,435
U.S. Treasury Notes	3.38	11/15/2019	98,615,000	104,356,661

Note 3. Federal Income Taxes

As of December 31, 2016, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	International Dividend Strategy Fund	Japan Fund
Cost (tax basis)	$84,799,005	$29,046,358

Appreciation	4,306,624	1,043,387
Depreciation	(5,661,290)	(1,219,351)

Net unrealized appreciation (depreciation)	$(1,354,666)	$(175,964)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:    March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:    March 1, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:    March 1, 2017